DECONSOLIDATION OF A SUBSIDIARY (Details)		12 Months Ended
	Mar. 15, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
DECONSOLIDATION OF A SUBSIDIARY [Line Items]
Gain on disposition of Nanjing Xici		$ 10,973,147	¥ 71,081,854
Nanjing Xici [Member]
DECONSOLIDATION OF A SUBSIDIARY [Line Items]
Cash consideration received in disposal of equity interest	¥ 75,820,000
Cash receipt	68,170,000
Other receivable	7,650,000
Less: Cash and cash equivalents	3,860,094
Accounts receivable	8,910,545
Prepaid expenses and other current assets	1,409,432
Property and equipment, net	2,948,705
Intangible assets, net	334,875
Deferred tax assets-non-current	515,620
Accounts payable, accrued expenses and other payables	(11,079,712)
Noncontrolling interest	(2,161,413)
Gain on disposition of Nanjing Xici	¥ 71,081,854